Statement of Cash Flows: (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Cash paid during the period for:
Interest on junior subordinated debentures	$ 12,707	$ 12,608	$ 12,608
Interest	81,024	94,461	56,879
Income taxes, net of refunds	(301)	(489)	1,027
Junior Subordinated Debentures - Common
Cash paid during the period for:
Interest on junior subordinated debentures	$ 12,329	$ 11,211	$ 12,230